Goodwill (Details) - ZAR (R) R in Billions	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Goodwill [Abstract]
Market capitalisation of the Group exceeded the value of equity by	R 11.3	R 11.8